Share-based Compensation (Narrative) (Details)		1 Months Ended	3 Months Ended	12 Months Ended
	May. 01, 2014 shares	Mar. 31, 2010 shares	Mar. 31, 2014	Dec. 31, 2014 installment shares	Jan. 31, 2014 shares	Jun. 24, 2013 shares
PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percent of award earned			66.30%
PSUs [Member] | Class C Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)				1,048,614
Liberty Global Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)				89,582,279
Award term				10 years
Liberty Global Incentive Plan [Member] | Awards other than Performance-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award term				7 years
Liberty Global Incentive Plan [Member] | Six Month Anniversary After Grant Date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				12.50%
Liberty Global Incentive Plan [Member] | Each Quarter Thereafter after Six Month Vest [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				6.25%
VM Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award term				10 years
Service period				5 years
Liberty Global Director Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)				9,745,984
Award term				10 years
Number of equal or semi-equal installments | installment				3
Liberty Global 2014 Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)				100,000,000
Liberty Global 2014 Incentive Plans [Member] | Class B Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)				50,000,000
Liberty Global 2014 Incentive Plans [Member] | Anti-Dilution and Other Adjustment Provisions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)				10,000,000
Previous Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share authorized (in shares)					0
Liberty Global PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%
Liberty Global PSUs [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance period				2 years
Performance range		75.00%
Expected performance earnings for PSUs		50.00%
Liberty Global PSUs [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance range		125.00%
Expected performance earnings for PSUs		150.00%
Liberty Global PSUs [Member] | Series A and Series C Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exchange value, right to receive shares		1
Percentage of annual award of PSUs		66.66%
Percentage of annual of award of SARs		33.33%
Liberty Global Challenge Performance Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award term				7 years
Liberty Global Challenge Performance Awards [Member] | Class A Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary share rights for each performance share						1
Liberty Global Challenge Performance Awards [Member] | Class C Ordinary Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of ordinary share rights for each performance share						1
Liberty Global Challenge Performance Awards [Member] | June 24th, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage				100.00%
Performance Grant Award [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,000,000
Number of equal or semi-equal installments | installment				3